Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
21.1 Accounting policies
Changes in interest rates, foreign exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. In order to mitigate such risks, the Company contracts derivative financial instruments that may or may not be designated for hedge accounting and, if so, are classified as cash flow or fair value hedge.
21.1.1 Derivative financial instruments not designated as hedge accounting
The Company may contract derivative financial instruments that are not designated as hedge accounting when the objectives of Risk Management do not require such classification. Operations not designated as hedge accounting present the change in their fair value directly in the financial result.
21.2 Breakdown of derivative financial instruments

	Derivatives not designated as hedge accounting
Changes in fair value	Options - foreign currency	Interest rate swap	Forward - Fuel	Forward - foreign currency	Conversion right (debentures)	Total

Rights (obligations) with derivatives at December 31, 2020	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)
Gains (losses) recognized in result	(10,222)	48,571	75,075	(78,453)	829,213	864,184
Payment in cash	1,275	7,663	15,582	—	—	24,520
Rights (obligations) with derivatives at December 31, 2021	—	(213,257)	9,383	270,640	(636,786)	(570,020)

Rights with current derivative financial instruments	—	73,794	9,383	—	—	83,177
Rights with non-current derivative financial instruments	—	—	—	270,640	—	270,640
Obligations with current derivative financial instruments	—	(77,509)	—	—	—	(77,509)
Obligations with non-current derivative financial instruments	—	(209,542)	—	—	—	(209,542)
Long-term loans and financing	—	—	—	—	(636,786)	(636,786)
	—	(213,257)	9,383	270,640	(636,786)	(570,020)

	Cash flow hedge		Fair value hedge	Derivatives not designated as hedge accounting
Changes in fair value	Interest rate swap	Options – foreign currency	Interest rate swap	Options - foreign currency	Interest rate swap	Fuel	Forward - foreign currency	Conversion right (debentures)	Total

Rights (obligations) with derivatives at December 31, 2019	(7,129)	338,592	24,057	(35,487)	(62,803)	56,491	202,013	—	515,734
Additions	—	—	—	—	—	—	—	(710,645)	(710,645)
Gains (losses) recognized in result	(4,799)	(94,928)	24,421	(143,156)	(22,846)	(1,374,519)	163,711	(755,354)	(2,207,470)
Gains (losses) in OCI	7,129	152,132	—	—	—	—	—	—	159,261
Reclassification to debt	—	(218,979)	(43,485)	127,889	(101,136)	778,286	(15,200)	—	527,375
(Receipt) payment in cash	4,799	(176,817)	(4,993)	59,701	(82,706)	458,468	(1,431)	—	257,021
Rights (obligations) with derivatives at December 31, 2020	—	—	—	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)

Rights with current derivative financial instruments	—	—	—	9,613	69,603	—	—	—	79,216
Rights with non-current derivative financial instruments	—	—	—	—	—	—	349,093	—	349,093
Obligations with current derivative financial instruments	—	—	—	(666)	(91,829)	(81,274)	—	—	(173,769)
Obligations with non-current derivative financial instruments	—	—	—	—	(247,265)	—	—	—	(247,265)
Long-term loans and financing	—	—	—	—	—	—	—	(1,465,999)	(1,465,999)
	—	—	—	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)